Consolidating Financial Information of Guarantors and Issuers Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
NET CASH (FOR) FROM OPERATING ACTIVITIES	$ 331,179	$ 358,347	$ 345,950
CASH FLOWS FOR INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	0	0	0
Proceeds from returns on investments	0
Purchase of identifiable intangible assets	(66)	(577)	0
Proceeds from sale of preferred equity investment	3,281
Sale (purchase) of preferred equity investment	3,281	0	(2,000)
Purchase of preferred equity instrument			(2,000)
Capital expenditures	(188,084)	(160,656)	(175,865)
Net cash for investing activities	(184,869)	(161,233)	(177,865)
CASH FLOWS FOR FINANCING ACTIVITIES
Intercompany payables (payments) receipts	0	0	0
Payments for returns of capital	0
Term debt borrowings	750,000	0	0
Note borrowings	500,000	0	0
Term debt payments	(617,850)	(6,000)	0
Note payments, including amounts paid for early termination	(515,458)
Distributions paid to partners	(194,756)	(187,182)	(172,614)
Payment of debt issuance costs	(19,809)	0	0
Exercise of limited partnership unit options	65	0	0
Tax effect of units involved in treasury unit transactions	(4,440)	(422)	(1,589)
Payments related to tax withholding for equity compensation	(4,173)	(920)	(3,733)
Net cash for financing activities	(106,421)	(194,524)	(177,936)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	3,640	569	(2,432)
CASH AND CASH EQUIVALENTS
Net increase (decrease) for the year	43,529	3,159	(12,283)
Balance, beginning of year	122,716	119,557	131,840
Balance, end of year	166,245	122,716	119,557
April 2017 notes | Reportable Legal Entities [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
NET CASH (FOR) FROM OPERATING ACTIVITIES	93,378	118,833	89,637
CASH FLOWS FOR INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	0	0	0
Proceeds from returns on investments	338,000
Purchase of identifiable intangible assets	0	0
Proceeds from sale of preferred equity investment	0
Purchase of preferred equity instrument			0
Capital expenditures	0	0	0
Net cash for investing activities	338,000	0	0
CASH FLOWS FOR FINANCING ACTIVITIES
Intercompany payables (payments) receipts	69,160	(6,332)	82,131
Payments for returns of capital	0
Term debt borrowings	0
Note borrowings	0
Term debt payments	0	0
Note payments, including amounts paid for early termination	(304,014)
Distributions paid to partners	(196,524)	(189,508)	(174,761)
Payment of debt issuance costs	0
Exercise of limited partnership unit options	0
Tax effect of units involved in treasury unit transactions	0	0	0
Payments related to tax withholding for equity compensation	0	0	0
Net cash for financing activities	(431,378)	(195,840)	(92,630)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	0	0	0
CASH AND CASH EQUIVALENTS
Net increase (decrease) for the year	0	(77,007)	(2,993)
Balance, beginning of year	0	77,007	80,000
Balance, end of year	0	0	77,007
April 2017 notes | Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
NET CASH (FOR) FROM OPERATING ACTIVITIES	160,801	47,728	129,287
CASH FLOWS FOR INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	(278,051)	(24,562)	(55,294)
Proceeds from returns on investments	146,500
Purchase of identifiable intangible assets	0	(474)
Proceeds from sale of preferred equity investment	0
Purchase of preferred equity instrument			0
Capital expenditures	(28,451)	(22,978)	(73,759)
Net cash for investing activities	(160,002)	(48,014)	(129,053)
CASH FLOWS FOR FINANCING ACTIVITIES
Intercompany payables (payments) receipts	0	0	0
Payments for returns of capital	0
Term debt borrowings	0
Note borrowings	0
Term debt payments	0	0
Note payments, including amounts paid for early termination	0
Distributions paid to partners	0	0	0
Payment of debt issuance costs	0
Tax effect of units involved in treasury unit transactions	0	0	0
Payments related to tax withholding for equity compensation	0	0	0
Net cash for financing activities	0	0	0
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	0	0	0
CASH AND CASH EQUIVALENTS
Net increase (decrease) for the year	799	(286)	234
Balance, beginning of year	353	639	405
Balance, end of year	1,152	353	639
April 2017 notes | Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
NET CASH (FOR) FROM OPERATING ACTIVITIES	(1,838)	(3,351)	(2,147)
CASH FLOWS FOR INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	278,051	24,562	58,546
Proceeds from returns on investments	(500,000)
Purchase of identifiable intangible assets	0	0
Proceeds from sale of preferred equity investment	0
Purchase of preferred equity instrument			0
Capital expenditures	0	0	0
Net cash for investing activities	(221,949)	24,562	58,546
CASH FLOWS FOR FINANCING ACTIVITIES
Intercompany payables (payments) receipts	(278,051)	(24,562)	(58,546)
Payments for returns of capital	500,000
Term debt borrowings	0
Note borrowings	0
Term debt payments	0	0
Note payments, including amounts paid for early termination	0
Distributions paid to partners	1,768	2,326	2,147
Payment of debt issuance costs	0
Exercise of limited partnership unit options	0
Tax effect of units involved in treasury unit transactions	0	0	0
Payments related to tax withholding for equity compensation	0	0	0
Net cash for financing activities	223,717	(22,236)	(56,399)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	0	0	0
CASH AND CASH EQUIVALENTS
Net increase (decrease) for the year	(70)	(1,025)	0
Balance, beginning of year	(1,025)	0	0
Balance, end of year	(1,095)	(1,025)	0
June 2014 Notes [Member] | Reportable Legal Entities [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
NET CASH (FOR) FROM OPERATING ACTIVITIES	93,378	118,833	89,637
CASH FLOWS FOR INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	0	0	0
Proceeds from returns on investments	338,000
Purchase of identifiable intangible assets	0	0
Proceeds from sale of preferred equity investment	0
Purchase of preferred equity instrument			0
Capital expenditures	0	0	0
Net cash for investing activities	338,000	0	0
CASH FLOWS FOR FINANCING ACTIVITIES
Intercompany payables (payments) receipts	69,160	(6,332)	82,131
Payments for returns of capital	0
Term debt borrowings	0
Note borrowings	0
Term debt payments	0	0
Note payments, including amounts paid for early termination	(304,014)
Distributions paid to partners	(196,524)	(189,508)	(174,761)
Payment of debt issuance costs	0
Exercise of limited partnership unit options	0
Tax effect of units involved in treasury unit transactions	0	0	0
Payments related to tax withholding for equity compensation	0	0	0
Net cash for financing activities	(431,378)	(195,840)	(92,630)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	0	0	0
CASH AND CASH EQUIVALENTS
Net increase (decrease) for the year	0	(77,007)	(2,993)
Balance, beginning of year	0	77,007	80,000
Balance, end of year	0	0	77,007
June 2014 Notes [Member] | Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
NET CASH (FOR) FROM OPERATING ACTIVITIES	209,780	237,262	221,001
CASH FLOWS FOR INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	(278,051)	(24,562)	(55,294)
Proceeds from returns on investments	146,500
Purchase of identifiable intangible assets	(66)	(548)
Proceeds from sale of preferred equity investment	0
Purchase of preferred equity instrument			0
Capital expenditures	(177,899)	(152,793)	(168,202)
Net cash for investing activities	(309,516)	(177,903)	(223,496)
CASH FLOWS FOR FINANCING ACTIVITIES
Intercompany payables (payments) receipts	0	0	0
Payments for returns of capital	(500,000)
Term debt borrowings	619,000
Note borrowings	500,000
Term debt payments	(477,377)	(4,625)
Note payments, including amounts paid for early termination	0
Distributions paid to partners	0	0	0
Payment of debt issuance costs	(18,483)
Exercise of limited partnership unit options	0
Tax effect of units involved in treasury unit transactions	0	0	0
Payments related to tax withholding for equity compensation	0	0	0
Net cash for financing activities	123,140	(4,625)	0
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	0	0	0
CASH AND CASH EQUIVALENTS
Net increase (decrease) for the year	23,404	54,734	(2,495)
Balance, beginning of year	58,178	3,444	5,939
Balance, end of year	81,582	58,178	3,444
June 2014 Notes [Member] | Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
NET CASH (FOR) FROM OPERATING ACTIVITIES	(1,838)	(3,351)	(2,147)
CASH FLOWS FOR INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	278,051	24,562	58,546
Proceeds from returns on investments	(500,000)
Purchase of identifiable intangible assets	0	0
Proceeds from sale of preferred equity investment	0
Purchase of preferred equity instrument			0
Capital expenditures	0	0	0
Net cash for investing activities	(221,949)	24,562	58,546
CASH FLOWS FOR FINANCING ACTIVITIES
Intercompany payables (payments) receipts	(278,051)	(24,562)	(58,546)
Payments for returns of capital	500,000
Term debt borrowings	0
Note borrowings	0
Term debt payments	0	0
Note payments, including amounts paid for early termination	0
Distributions paid to partners	1,768	2,326	2,147
Payment of debt issuance costs	0
Exercise of limited partnership unit options	0
Tax effect of units involved in treasury unit transactions	0	0	0
Payments related to tax withholding for equity compensation	0	0	0
Net cash for financing activities	223,717	(22,236)	(56,399)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	0	0	0
CASH AND CASH EQUIVALENTS
Net increase (decrease) for the year	(70)	(1,025)	0
Balance, beginning of year	(1,025)	0	0
Balance, end of year	(1,095)	(1,025)	0
Co-Issuer Subsidiary (Magnum) [Member] | April 2017 notes | Reportable Legal Entities [Member] | Subsidiary Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
NET CASH (FOR) FROM OPERATING ACTIVITIES	(10,710)	(28,315)	(1,120)
CASH FLOWS FOR INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	0	0	0
Proceeds from returns on investments	15,500
Purchase of identifiable intangible assets	0	0
Proceeds from sale of preferred equity investment	3,281
Purchase of preferred equity instrument			(2,000)
Capital expenditures	(25)	0	0
Net cash for investing activities	18,756	0	(2,000)
CASH FLOWS FOR FINANCING ACTIVITIES
Intercompany payables (payments) receipts	208,891	30,894	8,060
Payments for returns of capital	0
Term debt borrowings	131,000
Note borrowings	0
Term debt payments	(126,619)	(1,237)
Note payments, including amounts paid for early termination	(211,444)
Distributions paid to partners	0	0	0
Payment of debt issuance costs	(1,326)
Exercise of limited partnership unit options	65
Tax effect of units involved in treasury unit transactions	(4,440)	(422)	(1,589)
Payments related to tax withholding for equity compensation	(4,173)	(920)	(3,733)
Net cash for financing activities	(8,046)	28,315	2,738
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	0	0	0
CASH AND CASH EQUIVALENTS
Net increase (decrease) for the year	0	0	(382)
Balance, beginning of year	0	0	382
Balance, end of year	0	0	0
Co-Issuer Subsidiary (Magnum) [Member] | June 2014 Notes [Member] | Reportable Legal Entities [Member] | Subsidiary Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
NET CASH (FOR) FROM OPERATING ACTIVITIES	(10,710)	(28,315)	(1,120)
CASH FLOWS FOR INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	0	0	0
Proceeds from returns on investments	15,500
Purchase of identifiable intangible assets	0	0
Proceeds from sale of preferred equity investment	3,281
Purchase of preferred equity instrument			(2,000)
Capital expenditures	(25)	0	0
Net cash for investing activities	18,756	0	(2,000)
CASH FLOWS FOR FINANCING ACTIVITIES
Intercompany payables (payments) receipts	208,891	30,894	8,060
Payments for returns of capital	0
Term debt borrowings	131,000
Note borrowings	0
Term debt payments	(126,619)	(1,237)
Note payments, including amounts paid for early termination	(211,444)
Distributions paid to partners	0	0	0
Payment of debt issuance costs	(1,326)
Exercise of limited partnership unit options	65
Tax effect of units involved in treasury unit transactions	(4,440)	(422)	(1,589)
Payments related to tax withholding for equity compensation	(4,173)	(920)	(3,733)
Net cash for financing activities	(8,046)	28,315	2,738
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	0	0	0
CASH AND CASH EQUIVALENTS
Net increase (decrease) for the year	0	0	(382)
Balance, beginning of year	0	0	382
Balance, end of year	0	0	0
Co-Issuer Subsidiary (Cedar Canada) [Member] | April 2017 notes | Reportable Legal Entities [Member] | Subsidiary Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
NET CASH (FOR) FROM OPERATING ACTIVITIES	40,569	33,918	38,579
CASH FLOWS FOR INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	0	0	(3,252)
Proceeds from returns on investments	0
Purchase of identifiable intangible assets	0	(29)
Proceeds from sale of preferred equity investment	0
Purchase of preferred equity instrument			0
Capital expenditures	(10,160)	(7,863)	(7,663)
Net cash for investing activities	(10,160)	(7,892)	(10,915)
CASH FLOWS FOR FINANCING ACTIVITIES
Intercompany payables (payments) receipts	0	0	(31,645)
Payments for returns of capital	0
Term debt borrowings	0
Note borrowings	0
Term debt payments	(13,854)	(138)
Note payments, including amounts paid for early termination	0
Distributions paid to partners	0	0	0
Payment of debt issuance costs	0
Exercise of limited partnership unit options	0
Tax effect of units involved in treasury unit transactions	0	0	0
Payments related to tax withholding for equity compensation	0	0	0
Net cash for financing activities	(13,854)	(138)	(31,645)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	3,640	569	(2,432)
CASH AND CASH EQUIVALENTS
Net increase (decrease) for the year	20,195	26,457	(6,413)
Balance, beginning of year	65,563	39,106	45,519
Balance, end of year	85,758	65,563	39,106
Co-Issuer Subsidiary (Cedar Canada) [Member] | June 2014 Notes [Member] | Reportable Legal Entities [Member] | Subsidiary Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
NET CASH (FOR) FROM OPERATING ACTIVITIES	40,569	33,918	38,579
CASH FLOWS FOR INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	0	0	(3,252)
Proceeds from returns on investments	0
Purchase of identifiable intangible assets	0	(29)
Proceeds from sale of preferred equity investment	0
Purchase of preferred equity instrument			0
Capital expenditures	(10,160)	(7,863)	(7,663)
Net cash for investing activities	(10,160)	(7,892)	(10,915)
CASH FLOWS FOR FINANCING ACTIVITIES
Intercompany payables (payments) receipts	0	0	(31,645)
Payments for returns of capital	0
Term debt borrowings	0
Note borrowings	0
Term debt payments	(13,854)	(138)
Note payments, including amounts paid for early termination	0
Distributions paid to partners	0	0	0
Payment of debt issuance costs	0
Exercise of limited partnership unit options	0
Tax effect of units involved in treasury unit transactions	0	0	0
Payments related to tax withholding for equity compensation	0	0	0
Net cash for financing activities	(13,854)	(138)	(31,645)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	3,640	569	(2,432)
CASH AND CASH EQUIVALENTS
Net increase (decrease) for the year	20,195	26,457	(6,413)
Balance, beginning of year	65,563	39,106	45,519
Balance, end of year	85,758	65,563	39,106
Co-Issuer Subsidiary (Millennium) [Member] | April 2017 notes | Reportable Legal Entities [Member] | Subsidiary Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
NET CASH (FOR) FROM OPERATING ACTIVITIES	48,979	189,534	91,714
CASH FLOWS FOR INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	0	0	0
Proceeds from returns on investments	0
Purchase of identifiable intangible assets	(66)	(74)
Proceeds from sale of preferred equity investment	0
Purchase of preferred equity instrument			0
Capital expenditures	(149,448)	(129,815)	(94,443)
Net cash for investing activities	(149,514)	(129,889)	(94,443)
CASH FLOWS FOR FINANCING ACTIVITIES
Intercompany payables (payments) receipts	0	0	0
Payments for returns of capital	(500,000)
Term debt borrowings	619,000
Note borrowings	500,000
Term debt payments	(477,377)	(4,625)
Note payments, including amounts paid for early termination	0
Distributions paid to partners	0	0	0
Payment of debt issuance costs	(18,483)
Tax effect of units involved in treasury unit transactions	0	0	0
Payments related to tax withholding for equity compensation	0	0	0
Net cash for financing activities	123,140	(4,625)	0
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	0	0	0
CASH AND CASH EQUIVALENTS
Net increase (decrease) for the year	22,605	55,020	(2,729)
Balance, beginning of year	57,825	2,805	5,534
Balance, end of year	$ 80,430	$ 57,825	$ 2,805